Note 11 - Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2020
Notes Tables
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
Quantitative information about Level 3 Fair Value Measurements
Derivative type	Fair Value at December 31, 2019	Balance Sheet Location	Valuation Technique	Significant Unobservable Input	Input Value December 31, 2019
Class B Warrants	609	Non-Current liabilities –Derivative financial instruments	Cox, Ross and Rubinstein Binomial	Volatility	132%
Quantitative information about Level 3 Fair Value Measurements
Derivative type	Fair Value at June 30, 2020	Balance Sheet Location	Valuation Technique	Significant Unobservable Input	Input Value June 30, 2020
Class B Warrants	101	Non-Current liabilities –Derivative financial instruments	Cox, Ross and Rubinstein Binomial	Volatility	236%

Fair Value, Assets Measured on Recurring Basis [Table Text Block]
		Fair Value Measurement at Reporting Date
As of December 31, 2019	Total	Using Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Current asset (Interest Rate Swaps)	82	-	82	-
Current liability (Interest Rate Swaps)	113	-	113
Non-current liability (Interest Rate Swaps)	985	-	985
Non-current liability (Class B Warrants)	609			609
As of June 30, 2020
Current liability (Class B Warrants)	101			101

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Closing balance – December 31, 2019	609
Change in fair value of warrants, included in the unaudited interim condensed consolidated statements of comprehensive loss	(508)
Closing balance – June 30, 2020	101

Derivative Instruments, Gain (Loss) [Table Text Block]
	Amount of gain/(loss) recognized in Statements of comprehensive loss located in gain/(loss) on Derivate Financial Instruments
	Six Months Ended June 30, 2019	Six Months Ended June 30, 2020
Interest rate swaps- change in fair value	-	(1,332)
Interest rate swaps– realized loss	(147)	(25)
2014 Warrants- change in fair value	1,634	-
Class B Warrants- change in fair value	-	508
Total	1,487	(849)

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
Termination of cash flow hedges
Balance, December 31, 2019	(1,361)
Termination of interest rate swap contracts and transfer to Gain/(loss) on derivative financial instruments	1,361
Balance, June 30, 2020	-